40|86 SERIES TRUST
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032

EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                       Re:  40|86 Series Trust
                            1933 Act File No. 002-80455
                            1940 Act File No. 811-03641
                            ---------------------------
                               --Focus 20 Portfolio
                               --Equity Portfolio
                               --Balanced Portfolio
                               --High Yield Portfolio
                               --Fixed Income Portfolio
                               --Government Securities Portfolio
                               --Money Market Portfolio


                                                             May 10, 2004

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement of Form N-1A. This Amendment was filed electronically on May 3, 2003.

            Please contact me at (317) 817-6422 should you have any questions regarding this filing.

Sincerely,

/s/ WILLIAM P. KOVACS
---------------------
William P. Kovacs
Vice President and Secretary